Lease - Schedule of Lease Payments of Operating Lease (Details) - TWD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Payments of Operating Lease [Abstract]
2025	$ 12,544
2026	8,695
2027	2,451
2028	1,634
Thereafter	949
Total lease payments	26,273
Less: imputed interest	(609)
Total lease liabilities	$ 25,664	$ 7,943